INCOME TAXES	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax expense is the total of the current and deferred income taxes. Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable or receivable in respect of previous years. Deferred income tax is the tax asset or liability resulting from a difference in income recognition between enacted or substantively enacted local tax law and group IFRS accounting.
Income tax expense consisted of the following for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2024	2023	2024	2023
Current income taxes	(147)	(141)	(90)	(78)
Deferred income taxes	53	78	37	38
Income taxes	(94)	(63)	(53)	(40)
Effective tax rate	(36.0)%	(28.1)%	(37.3)%	(21.3)%
The difference between the statutory tax rate in the Netherlands (25.8%) and the effective corporate income tax rate for the Group in the six and three-month periods ended June 30, 2024 (36.0)% and (37.3)%, respectively, was primarily driven by a number of non-deductible expenses of US$14 incurred by the Group in various countries, as well as withholding taxes on dividends from our operating companies of US$12, and a change in deferred tax assets which have not been recognized by US$24.
The difference between the statutory tax rate in the Netherlands (25.8%) and the effective corporate income tax rate for the Group in the six and three-month periods ended June 30, 2023 (28.1)% and (21.3)%, respectively was primarily driven by a number of non-deductible expenses of US$22 incurred by the Group in various countries, which are recorded in our consolidated income statement, as well as tax uncertainties of US$2 and withholding taxes on interest from our operating companies of US$17.
Global Minimum Tax
The Group is in scope of the enacted Pillar Two legislation and has performed an assessment of the Group’s exposure to Pillar Two income taxes. The assessment of the potential exposure to Pillar Two income taxes is based on the most recent tax filings, country-by-country reporting and financial statements for the constituent entities in the Group. Based on the assessment, the Pillar Two effective tax rates in majority of jurisdictions in which the Group operates are above 15%. However, there are a limited number of jurisdictions where the transitional safe harbor relief does not apply and the Pillar Two effective tax rate is close to 15%. The Group does not expect a material exposure to Pillar Two income taxes in those jurisdictions.
The Group has accumulated US$9,580 of tax losses and US$175 of other tax attributes in various jurisdictions which can be taken into account for Pillar Two purposes.
The Group has applied the IAS 12 exception to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.